AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Available-For-Sale Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).

		December 31
	Maturity year	2 0 1 2	2 0 1 1
		U.S. dollars in thousands

Short-term - security bond	2012	$-	$409

Long-term - security bond	Perpetual	$504	$473